Collection Period Ended
30-Apr-2014
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
36,473,293.24
0.848814
0.00
1.000000
36,473,293.24
Interest & Principal
Payment
0.00
0.00
36,637,182.10
74,470.83
$36,711,652.93
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No.
20
Collection Period (from... to)
1-Apr-2014
30-Apr-2014
Determination Date
13-May-2014
Record Date
14-May-2014
Distribution Date
15-May-2014
Interest Period of the Class A-1 Notes (from... to)
15-Apr-2014
15-May-2014 Actual/360 Days
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Apr-2014
15-May-2014
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
450,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
500,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
450,000,000.00
418,439,636.33
381,966,343.09
81.051763
Class A-4 Notes
146,500,000.00
146,500,000.00
146,500,000.00
0.000000
Total Note Balance
1,546,500,000.00
564,939,636.33
528,466,343.09
Overcollateralization
47,874,327.63
55,803,101.47
55,803,101.47
Adjusted Pool Balance
1,594,374,327.63
620,742,737.80
584,269,444.56
Yield Supplement Overcollateralization Amount
56,491,714.15
21,506,237.84
20,270,761.63
Pool Balance
1,650,866,041.78
642,248,975.64
604,540,206.19
Amount
Percentage
Initial Overcollateralization Amount
47,874,327.63
3.00%
Target Overcollateralization Amount
55,803,101.47
3.50%
Current Overcollateralization Amount
55,803,101.47
3.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.230000%
0.00
0.000000
0.000000
Class A-2 Notes
0.370000%
0.00
0.000000
0.000000
Class A-3 Notes
0.470000%
163,888.86
0.364197
81.415960
Class A-4 Notes
0.610000%
74,470.83
0.508333
0.508333
Total
$238,359.69

Available Funds
Distributions
Principal Collections
37,448,925.85
(1) Total Servicing Fee
535,207.48
Interest Collections
1,517,695.40
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
4,037.04
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
174,931.25
(3) Interest Distributable Amount Class A Notes
238,359.69
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
336.01
(6) Regular Principal Distributable Amount
36,473,293.24
Available Collections
39,145,925.55
(7) Additional Servicing Fee and Transition Costs
0.00
Paid
Shortfall
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
39,145,925.55
(9) Excess Collections to Certificateholders
1,899,065.14
Total Servicing Fee
535,207.48
535,207.48
0.00
Total Trustee Fee
Total Distribution
39,145,925.55
Distribution Detail
Due
0.00
0.00
0.00
Monthly Interest Distributable Amount
238,359.69
238,359.69
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
163,888.86
163,888.86
0.00
thereof on Class A-4 Notes
74,470.83
74,470.83
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
238,359.69
238,359.69
0.00
0.00
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
36,473,293.24
36,473,293.24
Aggregate Principal Distributable Amount
36,473,293.24
36,473,293.24

Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
3,985,935.82
Reserve Fund Amount - Beginning Balance
3,985,935.82
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
32.76
minus Net Investment Earnings
32.76
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
3,985,935.82
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
32.76
Net Investment Earnings on the Collection Account
303.25
Investment Earnings for the Collection Period
336.01
Notice to Investors

60,543
38,050
Principal Collections
23,495,450.69
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,650,866,041.78
Principal Collections attributable to Full Pay-offs
13,953,475.16
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
642,248,975.64
259,843.60
Pool Balance end of Collection Period
604,540,206.19
36,765
Pool Factor
36.62%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
2.93%
2.84%
Weighted Average Number of Remaining Payments
47.48
31.74
Percentage
Current
601,027,466.17
36,612
99.42%
Weighted Average Seasoning (months)
13.98
32.22
Delinquency Profile *
Amount
31-60 Days Delinquent
2,784,960.43
121
0.46%
61-90 Days Delinquent
526,196.48
23
0.09%
91-120 Days Delinquent
201,583.11
9
0.03%
Total
604,540,206.19
36,765
100.00%
82,157.87
Cumulative Principal Net Losses
3,173,025.46
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
259,843.60
Principal Net Liquidation Proceeds
4,521.66
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.192%
Principal Recoveries
173,164.07
Principal Net Losses